FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment at Fair Value and NAV
The following is a summary, by asset category, of the fair value inputs of the Plan assets as of December 31, 2025:

	Level 1	Investments Measured at NAV	Total
Common collective trusts	$—	$631,106,224	$631,106,224
Mutual funds	381,401,640	—	381,401,640
Snap-on common stock	44,908,616	—	44,908,616
Total	$426,310,256	$631,106,224	$1,057,416,480
The following is a summary, by asset category, of the fair value inputs of the Plan assets as of December 31, 2024:

	Level 1	Investments Measured at NAV	Total
Common collective trusts	$—	$588,777,090	$588,777,090
Mutual funds	333,122,333	—	333,122,333
Snap-on common stock	48,742,538	—	48,742,538
Total	$381,864,871	$588,777,090	$970,641,961
The following table sets forth additional disclosures of the Plan’s investments whose fair value is provided by the fund manager using NAV per share as of December 31, 2025 and 2024:

	2025 Fair Value	2024 Fair Value
Common collective trusts:
Stable value fund	$70,456,940	$74,036,962
Fixed income funds	34,672,703	32,228,747
Target date funds	478,558,375	412,806,801
Mid cap equity funds	47,418,206	49,950,652
Small cap equity fund	—	19,753,928
Total	$631,106,224	$588,777,090